Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade payable	$ 53,145	$ 53,507
Accrued compensation	33,835	31,396
Consumption taxes payable	4,071	3,694
Performance obligations in customer contracts	212	1,013
Provision	0	50
Accounts payable and accrued liabilities	$ 91,263	$ 89,660